Goodwill and other intangible assets - Summary of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill
At January 1	$ 16,660
Charge for the year	510	$ 635	$ 361
At December 31	16,032	16,660
Other intangible assets
At January 1	10,253
At December 31	9,480	10,253
Cost
Goodwill
At January 1	18,542	17,557
Additions	155	1,436
Sales, retirements and other movements	(195)	506
Currency translation differences	(220)	55
At December 31	18,282	18,542	17,557
Other intangible assets
At January 1	21,767	20,192
Additions	4,456	5,558
Sales, retirements and other movements	6,995	4,189
Currency translation differences	(329)	206
At December 31	18,899	21,767	20,192
Depreciation, depletion and amortisation, including impairments
Goodwill
At January 1	(1,882)	(1,518)
Charge for the year	510	635
Sales, retirements and other movements	(101)	(296)
Currency translation differences	41	(25)
At December 31	(2,250)	(1,882)	(1,518)
Other intangible assets
At January 1	(11,514)	(10,530)
Charge for the year	1,334	1,232
Sales, retirements and other movements	(3,316)	(321)
Currency translation differences	113	(73)
At December 31	(9,419)	(11,514)	(10,530)
LNG off-take and sales contracts
Other intangible assets
At January 1	2,983
At December 31	2,393	2,983
LNG off-take and sales contracts | Cost
Other intangible assets
At January 1	9,734	9,833
Additions	0	0
Sales, retirements and other movements	3,147	99
Currency translation differences	0	0
At December 31	6,587	9,734	9,833
LNG off-take and sales contracts | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1	(6,751)	(6,060)
Charge for the year	590	790
Sales, retirements and other movements	(3,147)	(99)
Currency translation differences	0	0
At December 31	(4,194)	(6,751)	(6,060)
Environmental certificates
Other intangible assets
At January 1	2,391
At December 31	2,514	2,391
Environmental certificates | Cost
Other intangible assets
At January 1	2,391	2,201
Additions	3,862	3,837
Sales, retirements and other movements	3,668	3,714
Currency translation differences	(71)	67
At December 31	2,514	2,391	2,201
Other
Other intangible assets
At January 1	4,879
At December 31	4,573	4,879
Other | Cost
Other intangible assets
At January 1	9,642	8,158
Additions	594	1,721
Sales, retirements and other movements	180	376
Currency translation differences	(258)	139
At December 31	9,798	9,642	8,158
Other | Cost | Marketing & Renewables and Energy Solutions
Other intangible assets
Additions		948
Other | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1	(4,763)	(4,470)
Charge for the year	744	442
Sales, retirements and other movements	(169)	(222)
Currency translation differences	113	(73)
At December 31	(5,225)	(4,763)	$ (4,470)
Software
Other intangible assets
At January 1	829
At December 31	1,013	$ 829
Software | Cost
Other intangible assets
Additions	$ 357